Share Based Compensation - Summary of Employee Share Option Activity (Detail) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding, Beginning balance	17,946,980	20,681,080	20,356,250
Number of options, Granted	1,915,000	245,000	7,600,000
Number of options, Exercised	(7,288,275)	(2,750,350)	(7,189,340)
Number of options, Forfeited	(920,192)	(228,750)	(85,830)
Number of options, Outstanding, Ending balance	11,653,513	17,946,980	20,681,080
Number of options, Vested and expected to vest	11,653,513	17,946,980	20,681,080
Number of options, Exercisable	7,136,252	9,280,320	4,041,070
Weighted average exercise price, Outstanding, Beginning balance	$ 3.05	$ 2.87	$ 1.64
Weighted average exercise price, Granted	14.19	10.80	4.57
Weighted average exercise price, Exercised	2.57	2.08	1.16
Weighted average exercise price, Forfeited	4.01	6.93	3.24
Weighted average exercise price, Outstanding, Ending balance	5.11	3.05	2.87
Weighted average exercise price, Vested and expected to vest	5.11	3.05	2.87
Weighted average exercise price, Exercisable	$ 3.02	$ 2.62	$ 1.46
Weighted average remaining contractual term, Outstanding	6 years 10 months 25 days
Weighted average remaining contractual term, Exercisable	6 years 3 months 11 days
Aggregate intrinsic value, Outstanding	$ 97,415
Aggregate intrinsic value, Exercisable	$ 73,599